Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant And Equipment [Abstract]
Land	¥ 14,035	¥ 16,138
Buildings	24,383	28,156
Machinery and equipment	20,595	14,638
Tools, furniture and fixtures	14,216	14,130
Construction in progress	363	42
Property, plant and equipment, gross	73,592	73,104
Less accumulated depreciation	39,386	41,226
Property, plant and equipment, net	¥ 34,206	¥ 31,878	¥ 32,881